Consolidated Statements of Income and Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party
Total commissions	$ 328.8	$ 311.1	$ 225.3